MANAGEMENT OF FINANCIAL RISKS - Summary Of Share Price Fluctuations On Amount That Could Be Raised (Details) € / shares in Units, € in Millions	Dec. 31, 2021 EUR (€) € / shares
Disclosures Of Financial Risk Management [Abstract]
Closing market price | € / shares	€ 1.28
Amount that could be raised if share price decrease by 20%	€ 3.0
Undrawn borrowing facilities	3.0
Amount that could be raised if share price increase by 20	€ 6.0